FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Carrying value of the groups financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value measurements of assets
Carrying value	₽ (356,070)	₽ (332,630)
Transfer of assets at fair value from level 1 to level 2	0	0	₽ 0
Transfer of assets at fair value from level 2 to level 1	0	0	0
Assets transfers into Level 3 fair value measurements	0	0	0
Assets transfers out of Level 3 fair value measurements	0	0	0
Transfer of liabilities at fair value from level 1 to level 2	0	0	0
Transfer of liabilities at fair value from level 2 to level 1	0	0	0
Liabilities transfers into Level 3 fair value measurements	0	0	0
Liabilities transfers out of Level 3 fair value measurements	0	0	0
Transfers in and out of categories of financial instruments	0	0	₽ 0
Bank and other loans
Fair value measurements of assets
Carrying value	(182,937)	(195,088)
Fair value
Fair value measurements of assets
Fair value	(296,074)	(280,593)
Carrying amount
Fair value measurements of assets
Carrying value	(292,787)	(274,763)
Level 1 | Fair value | Notes
Fair value measurements of assets
Fair value	(112,531)	(81,462)
Level 1 | Carrying amount | Notes
Fair value measurements of assets
Carrying value	(109,000)	(78,381)
Level 3 | Fair value | Bank and other loans
Fair value measurements of assets
Fair value	(183,543)	(199,131)
Level 3 | Carrying amount | Bank and other loans
Fair value measurements of assets
Carrying value	₽ (183,787)	₽ (196,382)